Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net income attributable to ordinary shares	$ 19,145,017	$ (868)	$ (8,494)	$ (33,316,784)
Changes in operating assets and liabilities:
Prepaid expenses	36,398	0		(277,890)
Accrued professional fees and other expenses	4,183,312	868	8,587	1,193,073
Change in fair value of derivatives	(24,763,334)	0		31,926,667
Interest on investments held in Trust Account	(13,602)	0	(93)	(5,937)
Net cash used in operating activities	(1,412,209)	0	93	(480,871)
Cash flows from investing activities:
Proceeds deposited into Trust Account				(450,000,000)
Net cash used in investing activities				(450,000,000)
Cash flows from financing activities:
Gross proceeds from stock issued			25,000
Proceeds from issuance of public offering				450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor				11,000,000
Proceeds of notes payable from Sponsor	2,000,000	0		300,000
Payment of underwriters discounts				(9,000,000)
Payment of accrued offering costs				(1,010,127)
Repayment of notes payable from Sponsor				(300,000)
Net cash provided by financing activities	2,000,000	0	25,000	450,989,873
Net change in cash	587,791	0	25,093	509,002
Cash at beginning of period	534,095	25,093		25,093
Cash at end of period	$ 1,121,886	$ 25,093	$ 25,093	534,095
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation				15,750,000
Accrued offering costs				$ 84,999